Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Redemption Reflected	At March 31, 2025 and December 31, 2024, the Class A ordinary shares subject to redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$184,000,000
Less:
Public Shares issuance costs	(8,158,738)
Plus:
Accretion of carrying value to redemption value	16,608,029
Class A ordinary shares subject to possible redemption, December 31, 2024	192,449,291
Plus:
Accretion of carrying value to redemption value	1,989,268
Class A ordinary shares subject to possible redemption, March 31, 2025	$194,438,559
At December 31, 2024, the Class A ordinary shares subject to redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$184,000,000
Less:
Class A ordinary shares issuance costs	(8,158,738)
Plus:
Accretion of carrying value to redemption value	16,608,029
Class A ordinary shares subject to possible redemption, December 31, 2024	$192,449,291

Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share

The following tables reflect the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended March 31, 2025		For the Three Months Ended March 31, 2024
	Class A	Class B	Class A	Class B
Basic net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(392,024)	$(95,368)	$765,894	$334,547
Denominator
Weighted-average shares outstanding	18,909,000	4,600,000	9,874,700	4,313,333
Basic net (loss) income per ordinary share	$(0.02)	$(0.02)	$0.08	$0.08
	For the Three Months Ended March 31, 2025		For the Three Months Ended March 31, 2024
	Class A	Class B	Class A	Class B
Diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(392,024)	$(95,368)	$750,726	$349,716
Denominator
Weighted-average shares outstanding	18,909,000	4,600,000	9,874,700	4,600,000
Diluted net (loss) income per ordinary share	$(0.02)	$(0.02)	$0.08	$0.08

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic net income (loss) per share
Numerator:
Allocation of net income (loss)	$5,973,630	$1,625,882	$—	$(41,692)
Denominator:
Basic weighted average shares outstanding(1)	16,635,787	4,527,869	—	4,000,000
Basic net income (loss) per share	$0.36	$0.36	$—	$(0.01)
	For the Year Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$5,953,340	$1,646,173	$—	$(41,692)
Denominator:
Diluted weighted average shares outstanding(1)	16,635,787	4,600,000	—	4,000,000
Diluted net income (loss) per share	$0.36	$0.36	$—	$(0.01)

(1)      At December 31, 2023, excludes an aggregate of 600,000 Class B ordinary shares that are subject to forfeiture.